SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ in Millions	Jun. 17, 2025	Jun. 02, 2025	Apr. 27, 2021	Aug. 06, 2018	Jul. 30, 2018	Mar. 13, 2025	Apr. 23, 2024	Apr. 21, 2023
Subsequent Event
SUBSEQUENT EVENTS
Percentage of votes cast	18.00%
Subsequent Event | New Share Repurchase Program
SUBSEQUENT EVENTS
Authorized amount to repurchase shares						$ 30
American Depositary Shares
SUBSEQUENT EVENTS
Number of shares issued				300,000	4,000,000
American Depositary Shares | New Share Repurchase Program
SUBSEQUENT EVENTS
Authorized amount to repurchase shares							$ 50	$ 50
Class A ordinary shares
SUBSEQUENT EVENTS
Number of shares issued			2,000,000	600,000	8,000,000
Class B Ordinary shares
SUBSEQUENT EVENTS
Number of shares issued		10,000,000
Class B Ordinary shares | Subsequent Event
SUBSEQUENT EVENTS
Total consideration		$ 20